Borrowings, Financing And Debentures - Schedule Of Detailed Information About Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 10,786,374	R$ 7,994,145
Current	3,354,355	1,113,095
Non-current	7,432,019	6,881,050
Debentures Current	246,017	934,359
Debentures Non-current	4,005,214	3,746,306
BRL | FINEP [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	101,988	135,618
BRL | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,251,231	4,680,665
BRL | BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	35,390	73,384
BRL | BNDES FINAME [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	183	735
BRL | Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,883,382
PEN | Operations Peru [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		20,979
MXN | Operations Mexico [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	31,802	10,017
AUD | Operations Aesop [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,438	59,850
Local Currency
Disclosure of detailed information about borrowings [line items]
Borrowings	7,404,414	4,981,248
USD | BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,030	17,137
USD | Export Credit Note NCE [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	81,210
USD | Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,090,490	2,995,760
USD | Resolution [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	202,230
Foreign Currency
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 3,381,960	R$ 3,012,897